Note 15 - Mining Interests - Disclosure of Detailed Information About Mining Interests (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Mining interests	$ 435,613	$ 374,146
Producing properties [member]
Statement Line Items [Line Items]
Mining interests	353,651	287,218
Exploration properties [member]
Statement Line Items [Line Items]
Mining interests	$ 81,962	$ 86,928	$ 71,196